Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 2,151	¥ 144	¥ 156
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	2,159	86
Deduction		(3)	(182)	(91)
Translation adjustment		(99)	30	(7)
Balance at end of period		2,049	2,151	144
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		2,151	144	156
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	2,159	86
Deduction		(3)	(182)	(91)
Translation adjustment		(99)	30	(7)
Balance at end of period		2,049	2,151	144
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		14,676	43,487	43,220
Acquisitions		0	0	1,606
Addition: Charged to costs and expenses		2,376	1,451	2,043
Deduction	[1]	(3,717)	(30,295)	(2,104)
Other	[2]	(179)	33	(1,278)
Balance at end of period		¥ 13,156	¥ 14,676	¥ 43,487

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥1,639 million in fiscal 2017, ¥8,303 million in fiscal 2018 and ¥2,648 million in fiscal 2019.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.